Fair Value Measurements (Details) - Schedule of fair value on a recurring basis	Dec. 31, 2020 USD ($)
Quoted Prices in Active Markets (Level 1) [Member]
Investments held in Trust Account:
Money market mutual funds	$ 375,007,974
Significant Other Observable Inputs (Level 2) [Member]
Investments held in Trust Account:
Money market mutual funds
Significant Other Unobservable Inputs (Level 3) [Member]
Investments held in Trust Account:
Money market mutual funds